Document And Entity Information	3 Months Ended
Mar. 31, 2021
Document Information [Line Items]
Entity Registrant Name	Net Element, Inc.
Entity Central Index Key	0001499961
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Document Type	S-4/A
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q1
Amendment Flag	true
Amendment Description	Amendment No. 1